Finance Income and Related Costs of Finance Subsidiaries	12 Months Ended
Mar. 31, 2014
Finance Income and Related Costs of Finance Subsidiaries

(2) Finance Income and Related Costs of Finance Subsidiaries

Net sales and other operating revenue and cost of sales include finance income and related costs of finance subsidiaries for each of the years in the three-year period ended March 31, 2014 as follows:

	Yen (millions)
	2012	2013	2014
Finance income	¥526,576	¥560,256	¥708,588
Finance costs	293,216	336,203	440,148